Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2020
Home sales [Member]
Schedule of assets and liabilities transferred to joint venture

The real estate joint venture had net assets at the date of transfer of $28.9 million and a noncontrolling interest of $1.2 million as follows (dollars in thousands):

Assets Transferred
Cash	$338
Real estate inventories	49,705
Other assets	174
Total assets	$50,217

Liabilities Transferred
Accounts payable	$1,416
Construction loan	17,825
Accrued expenses and other liabilities	2,102
Total liabilities	21,343
Net assets transferred	28,874
Noncontrolling interest transferred	$1,242